Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current borrowings	£ 167	£ 146	£ 200	£ 412
Non current borrowings	546	620	£ 60	£ 5,670
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current borrowings	167	146
Non current borrowings	£ 546	£ 620